Subsequent event	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(29)	Subsequent event
  On May 3, 2017, the Company repaid its medium-term note originally due on May 3, 2017 in the amount of RMB300 million.